Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On December 1 and December 10, 2020, the Company sold and leased back M/T Eco Beverly Hills and M/T Eco Bel Air respectively to a third non-affiliated party (the “Navigare Lease”). Each vessel was chartered back on a bareboat basis for five years at a bareboat hire of $16,750 per day for the first two years, $14,000 per day for the next two years and $10,000 per day for the fifth year. The Company does not have any option nor obligation to buy back the vessels. The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions, change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company) and restrictive covenants and performance requirements. The Company must maintain a minimum liquidity of $4,000 at all times which is certified bi-annually. As of December 31, 2022, the Company complied with all covenants of the Navigare Lease.

The Company has treated the Navigare lease as an operating lease. An operating lease ROU asset amounting to $45,765 was recognized at the inception of the lease together with a lease liability of $43,759 based on the present value of lease payments over the lease term. The operating lease ROU asset also includes initial direct costs of $1,666 and deferred losses from the sale of the vessels of $340. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average), which was the Company’s estimated incremental borrowing rate, that reflects the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. Losses from the sale of these two vessels and initial direct costs which were included in the respective ROU assets are amortized on a straight-line basis over the duration of the lease and are included in operating lease expense in the statement of consolidated (loss)/income. The cash paid for operating leases with original terms greater than 12 months was $12,228 and $12,083 for the years ended December 31, 2021 and 2022 respectively. The revenue generated from vessels under operating leases with original terms greater than 12 months was $17,887 and $ 17,625 for the years ended December 31, 2021 and 2022 respectively.

The Company’s future minimum operating lease payments required to be made after December 31, 2022, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2023	10,220
2024	10,038
2025	6,777
Total	27,035
Less imputed interest	(3,087)
Total Lease Liability	23,948
Presented as follows:
Short-term lease liability	8,610
Long-term lease liability	15,338

The average remaining lease term on our chartered-in contracts greater than 12 months is 35.2 months.

At the lease’s inception, the carrying amounts of the M/T Eco Beverly Hills and M/T Eco Bel Air were less than the vessels fair value, as this was determined by a third party broker valuation. Hence in accordance with ASC 842-40-30-1 that stipulates that sale-and-leaseback transactions are accounted for at fair value, the Company recognized a loss on the sale and leaseback transactions of $10,688 included in Loss/(Gain) on sale of vessels in the Company’s consolidated statements of comprehensive (loss) / income.

Leases

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the year ended December 31, 2022, the Company operated one vessel (M/T Marina Del Ray) under a time charter with Cargill International SA, another vessel (M/T Eco Oceano Ca) with Central Tankers Chartering Inc, two vessels (M/T Eco West Coast and M/T Eco Malibu) with Clearlake Shipping Pte Ltd and four vessels (M/T Eco Bel Air, M/T Eco Beverly Hills, M/T Julius Caesar and M/T Legio X Equestris) under time charters with Trafigura Maritime Logistics Pte Ltd (“Trafigura”).

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2022, based on commitments relating to non-cancellable time charter contracts as of December 31, 2022, are as follows :

Year ending December 31,	Time Charter receipts
2023	81,772
2024	50,429
2025	19,362
2026	16,425
2027and thereafter	91,180
Total	259,168

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the dry-docking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.